POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 83
Contributions by employees	28	$ 31
Net defined benefit plan (assets) accrued benefit obligations, ending balance	94	83
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(298)
Current service cost	76	124
Pension expense, recognized in employee salaries and benefits expense	(62)	(123)
Net interest cost, recognized in finance costs	(18)	(5)
Remeasurements, recognized in other comprehensive income and equity	191	(269)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(76)	(298)
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	2,430	3,171
Current service cost	76	124
Net interest cost, recognized in finance costs	116	103
Benefits paid	(89)	(93)
Impact of annuitization	(736)
Impact of Shaw Transaction	55	0
Contributions by employees	28	31
Remeasurements, recognized in other comprehensive income and equity	380	(906)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	2,260	2,430
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(2,770)	(3,198)
Net interest cost, recognized in finance costs	(134)	(108)
Benefits paid	(89)	(93)
Impact of annuitization	(737)	0
Impact of Shaw Transaction	67	0
Contributions by employees	28	31
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(2,339)	(2,770)
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	83	96
Pension expense, recognized in employee salaries and benefits expense	9	13
Net interest cost, recognized in finance costs	5	4
Benefits paid	(9)	(6)
Remeasurements, recognized in other comprehensive income and equity	6	(24)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 94	$ 83